Earnings per Share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Earnings per Share
11.	Earnings per share
Basic earnings per share is calculated by dividing the net income/(loss) available to common shareholders by the average number of common shares outstanding during the periods. Diluted earnings per share is calculated by adjusting the weighted average number of common shares used for calculating basic earnings per share for the effects of all potentially dilutive shares. The following table shows calculation of both basic and diluted number of weighted average outstanding shares for the three and six months ended June 30, 2020 and 2021:

	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021
Basic and diluted income / (loss) available to common stockholders (in thousands)	$3,008	$260	$(5,154)	$3,080
Basic weighted average number of shares:	55,905,600	55,971,121	55,871,893	55,935,859
Effect of dilutive potential share options*:	348,178	335,436	—	337,674

Diluted weighted average number of shares	56,253,778	56,306,557	55,871,893	56,273,533

*
Due to a loss for the six months ended June 30, 2020, no incremental shares are included because the effect would be antidilutive. The number of potential dilutive shares excluded from the calculation for the six months ended June 30, 2020 is 349,057.